Capital adequacy - Leverage ratio (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Capital adequacy.
On-balance sheet exposures	kr 281,529	kr 249,244
Off-balance sheet exposures	33,159	42,168
Total exposure measure	kr 314,688	kr 291,412
Leverage ratio	5.60%	5.90%